Supplement to the
Fidelity® Select Portfolios®
April 29, 2006
Prospectus

The following information replaces the biographical information for Automotive Portfolio found in the "Fund Management" section on page 80.

Lee Miles is manager of Select Automotive Portfolio, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Miles was a vice president and research analyst for Bernstein Investment Research & Management/Alliance Capital in New York. Previously, he was an engagement manager at McKinsey & Company in Stamford, Conn.

The following information replaces the biographical information for Home Finance Portfolio found in the "Fund Management" section on page 80.

Richard Manuel is manager of Select Home Finance Portfolio, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The following information replaces the biographical information for Natural Resources Portfolio found in the "Fund Management" section on page 80.

Matthew Friedman is co-manager of Natural Resources Portfolio, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

John Dowd is co-manager of Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

SEL-06-08 June 13, 2006
1.482105.188

Supplement To The

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

Christopher S. Bartel has replaced Jill Jortner as the portfolio manager of Select Chemicals Portfolio. All references to Jill Jortner are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 71.

The following table provides information relating to other accounts managed by Mr. Bartel as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 743	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Chemicals Portfolio ($99 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Christopher S. Bartel	Chemicals	none

Heather Lawrence has replaced James Morrow as the portfolio manager of Select Computers Portfolio. All references to James Morrow are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 71.

The following table provides information relating to other accounts managed by Ms. Lawrence as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Computers Portfolio ($509 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Heather Lawrence	Computers	none

SELB-06-02 June 13, 2006
1.475630.124

Christopher S. Bartel (co-manager) and Lindsay Connor (co-manager) have replaced Jill Jortner as the portfolio manager of Select Transportation Portfolio. All references to Jill Jortner are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 76.

The following table provides information relating to other accounts managed by Mr. Bartel as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 743	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Transportation Portfolio ($115 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Christopher S. Bartel	Transportation	none

The following information supplements the similar information found in the "Management Contracts" section on page 76.

The following table provides information relating to other accounts managed by Ms. Connor as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 115	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Transportation Portfolio ($115 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Lindsay Connor	Transportation	$1 - $10,000